PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment, Net
Cost	$ 7,486,719	$ 6,106,705
Less: accumulated depreciation and amortization	(1,726,490)	(1,410,314)
Property and equipment, net	5,760,229	4,696,391
Buildings [Member]
Property and Equipment, Net
Cost	4,944,672	2,693,256
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	885,724	607,423
Leasehold improvements [Member]
Property and Equipment, Net
Cost	775,422	588,454
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	228,591	197,740
Transportation [Member]
Property and Equipment, Net
Cost	88,590	84,441
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 563,720	$ 1,935,391